CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
1. Cash Flows From Operating Activities
Consolidated profit for the year	R$ 16,631,450	R$ 12,799,918	R$ 9,138,048
Adjustments to profit	14,654,877	14,765,404	17,015,113
Depreciation of tangible assets	1,870,836	1,216,704	1,190,967
Amortization of intangible assets	521,021	523,255	471,280
Impairment losses on other assets (net)	131,435	508,310	456,711
Provisions and Impairment losses on financial assets (net)	17,051,491	14,713,039	15,647,539
Net Gains (losses) on disposal of tangible assets, investments and non-current assets held for sale	(20,489)	(156,258)	324,385
Income from companies accounted by the equity method	(149,488)	(65,958)	(71,551)
Changes in deferred tax assets and liabilities	(2,912,281)	(1,594,440)	(406,395)
Monetary Adjustment of Escrow Deposits	(574,399)	(664,003)	(637,124)
Recoverable Taxes	(182,469)	(222,402)	(210,834)
Effects of Changes in Foreign Exchange Rates on Cash and Cash Equivalents	99	0	0
Effects of Changes in Foreign Exchange Rates on Assets and Liabilities	(2,609,679)	1,173,757	33,691
Other	1,528,800	(666,600)	216,444
Net (increase) decrease in operating assets	(42,332,510)	(79,913,313)	(16,745,263)
Balance with the Brazilian Central Bank	855	16,629,126	(7,043,255)
Financial assets held for trading	0	0	44,950,707
Financial Assets Measured At Fair Value Through Profit Or Loss	11,080,730	(8,791,116)	0
Other Financial Assets Measured At Fair Value Through Profit Or Loss	0	1,692,154	18,988
Financial Assets Measured At Fair Value Through Profit Or Loss Held for Trading	11,831,411	(16,412,738)	0
Non-Trading Financial Assets Mandatorily Measured at Fair Value Through Profit or Loss	746,024	(419,851)	0
Available-for-sale financial assets	0	0	(27,214,188)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(8,835,552)	(4,323,459)	0
Loans and receivables	0	0	(30,256,590)
Financial Assets Measured At Amortized Cost	(60,462,247)	(75,906,801)	0
Held to maturity investments	0	0	(26,266)
Other assets	3,306,269	7,619,372	2,825,341
Net increase (decrease) in operating liabilities	41,219,167	64,293,934	44,163,382
Financial liabilities held for trading	0	0	(2,297,323)
Financial Liabilities Measured At Fair Value Through Profit Or Loss held for trading	(4,874,323)	1,616,446	0
Financial Liabilities Measured At Fair Value Through Profit Or Loss	3,373,359	1,946,056	0
Financial liabilities at amortized cost	40,961,046	57,833,935	43,702,283
Other liabilities	1,759,085	2,897,497	2,758,422
Tax paid	(5,301,184)	(3,668,571)	(3,280,230)
Total net cash flows from operating activities (1)	24,871,800	8,277,372	50,291,050
2. Cash Flows From Investing Activities
Investments	(3,500,499)	(3,157,794)	(2,197,918)
Capital increase in Investments in associates and Joint Ventures	0	(36,051)	(34,154)
Acquisition of subsidiary, less net cash in the acquisition	(746)	(111,224)	(275,091)
Tangible assets	(1,924,783)	(1,394,299)	(1,106,406)
Intangible assets	(1,519,725)	(1,616,222)	(738,554)
Corporate Restructuring	(55,245)	2	(43,713)
Disposal	987,164	797,716	744,913
Capital reduction of investee in joint control	0	0	0
Tangible assets	29,911	122,009	37,467
Non - current assets held for sale	808,980	563,607	434,553
Dividends and interest on capital received	148,273	112,100	272,893
Total net cash flows from investing activities (2)	(2,513,335)	(2,360,078)	(1,453,005)
3. Cash Flows From Financing Activities
Acquisition of own shares	(219,703)	(312,305)	(378,776)
Issuance of Debt Instruments Eligible to Compose Capital	0	9,347,750	0
Issuance of other long-term financial liabilities	53,017,039	73,765,081	59,663,420
Dividends and interest on capital paid	(6,953,718)	(6,076,073)	(5,652,081)
Payments of other long-term financial liabilities	(61,914,716)	(78,903,009)	(97,009,957)
Payments of subordinated liabilities	(9,885,607)	(544,566)	0
Payments of interest of Debt Instruments Eligible to Compose Capital	(328,892)	(683,783)	(623,146)
Net increase in non-controlling interests	(14,266)	55,869	(296,184)
Capital Increase in Subsidiaries, by Non-Controlling Interests	100,000	48,000	0
Total net cash flows from financing activities (3)	(26,199,863)	(3,303,036)	(44,296,724)
Exchange variation on Cash and Cash Equivalents (4)	(99)	0	0
Net Increase in Cash (1+2+3+4)	(3,841,497)	2,614,258	4,541,321
Cash and cash equivalents at beginning of year	25,285,160	22,670,902	18,129,581
Cash and cash equivalents at end of year	21,443,663	25,285,160	22,670,902
Cash and cash equivalents components
Cash and Balances With The Brazilian Central Bank	20,128,219	19,463,587	20,642,321
Loans and other	1,315,444	5,821,573	2,028,581
Total of cash and cash equivalents	21,443,663	25,285,160	22,670,902
Non-cash transactions
Foreclosures loans and other assets transferred to non-current assets held for sale	735,864	785,139	524,497
Dividends and interest on capital declared but not paid	4,800,000	4,800,000	4,455,000
Supplemental information
Interest received	71,777,476	70,831,205	73,094,248
Interest paid	R$ (27,654,965)	R$ (29,796,455)	R$ (37,948,828)